Other financial information - Events after the reporting date (Details) € / shares in Units, € in Thousands					6 Months Ended		12 Months Ended
	Aug. 31, 2023 EUR (€) € / shares shares	Aug. 30, 2023 EUR (€) € / shares	Aug. 29, 2023 € / shares	Jul. 27, 2023 country item site	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€) € / shares	Dec. 31, 2022 item
Events after the reporting date
Par value per share						€ 0.01
Subscription price		€ 3.18
Capital increase | €					€ 2	€ 8,834
Indication Of Continuation Of Recruitment For Phase Iii Trial Nativ3 Of Lanifibranor In Non-Cirrhotic NashASH [Member]
Events after the reporting date
Number of sites in study | site				389
Number of countries in study | country				23
Maximum duration of Phase III trial				840 days			7 years
Number of Biopsies Under the Phase III trial | item				2			3
Number of weeks under the active treatment extension study				336 days
Number of countries in which the Phase III trial has been approved | country				16
Percentage of activated sites currently operating under the revised design of Phase III trial				70.00%
August 2023 financing [Member]
Events after the reporting date
Gross cash proceeds | €	€ 35,700				35,700
Par value per share	€ 0.01
Subscription price	€ 3.18
Capital increase | €	€ 30,600				30,600
Royalty certificate issuance amount | €	€ 5,100				€ 5,100
Weighted average share price			€ 3.34
Percentage of discount to weighted average trading price			5.00%
Percentage of discount to volume weighted average trading price		0.22%
Issue price		€ 3.19
Number of shares issued during the period | shares	9,618,638
August 2023 financing [Member] | Lanifibranor
Events after the reporting date
Percentage of annual royalties on future net sales		2.00%
Threshold sales value for calculation of royalty payments | €		€ 92,100
Term of royalty certificate		15 years